Securities Sold Under Repurchase Agreements and Interbank and Institutional Market Debts - Summary of Securities Sold Under Repurchase Agreements (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	R$ 256,583	R$ 330,237
Assets Pledged as Collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	69,761	77,651
Assets Pledged as Collateral [member] | Government securities - abroad [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	46,271	46,680
Assets Pledged as Collateral [member] | Corporate debt securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	17,665	9,051
Assets Pledged as Collateral [member] | Own issue [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	5,258	21,417
Assets Pledged as Collateral [member] | Foreign securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	R$ 567	503
Assets Pledged as Collateral [member] | Bottom of range [member] | Government securities - abroad [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	3.88%
Assets Pledged as Collateral [member] | Bottom of range [member] | Corporate debt securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	25.00%
Assets Pledged as Collateral [member] | Bottom of range [member] | Own issue [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	82.50%
Assets Pledged as Collateral [member] | Bottom of range [member] | Foreign securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	0.16%
Assets Pledged as Collateral [member] | Top of range [member] | Government securities - abroad [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	93.50%
Assets Pledged as Collateral [member] | Top of range [member] | Corporate debt securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	89.00%
Assets Pledged as Collateral [member] | Top of range [member] | Own issue [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	16.93%
Assets Pledged as Collateral [member] | Top of range [member] | Foreign securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	34.90%
Assets Received as Collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	R$ 140,004	172,953
Assets Received as Collateral [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	3.80%
Assets Received as Collateral [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	4.40%
Right to sell or repledge collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	R$ 46,818	79,633
Right to sell or repledge collateral [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	1.08%
Right to sell or repledge collateral [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	6.00%
Current [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	R$ 223,876	271,521
Current [member] | Assets Pledged as Collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	67,065	71,231
Current [member] | Assets Pledged as Collateral [member] | Government securities - abroad [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	46,271	46,676
Current [member] | Assets Pledged as Collateral [member] | Corporate debt securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	17,665	9,051
Current [member] | Assets Pledged as Collateral [member] | Own issue [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	2,831	15,156
Current [member] | Assets Pledged as Collateral [member] | Foreign securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	298	348
Current [member] | Assets Received as Collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	140,004	172,953
Current [member] | Right to sell or repledge collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	16,807	27,337
Non-current [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	32,707	58,716
Non-current [member] | Assets Pledged as Collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	2,696	6,420
Non-current [member] | Assets Pledged as Collateral [member] | Government securities - abroad [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements		4
Non-current [member] | Assets Pledged as Collateral [member] | Own issue [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	2,427	6,261
Non-current [member] | Assets Pledged as Collateral [member] | Foreign securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	269	155
Non-current [member] | Right to sell or repledge collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	R$ 30,011	R$ 52,296